Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Entity Wide Revenue Major Customer
Percentage of time charter revenue	100.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	50.00%	61.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	36.00%	39.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	14.00%	0.00%